Leases Obligations	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases Obligations [Abstract]
Leases Obligations
14.
Leases Obligations

a.
Lease contracts

The Company leased space for its corporate offices. The average lease term is from 1 to 5 years in 2025.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b. Future minimum lease payments

The amount of future minimum lease payments as of December 31, 2025 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	28,428	Ps.	(10,402)	Ps.	18,026

Liabilities for assets in lease long term		96,782		(18,898)		77,884
Total liabilities for leased assets	Ps.	125,210	Ps.	(29,300)	Ps.	95,910

As of December 31, 2023, 2024 and 2025 the Company recognized Ps.17,517, Ps.17,815 and Ps.19,422, respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 10.36%, 10.71% and 10.67% during the years 2023, 2024 and 2025, respectively. As of December 31, 2023, 2024 and 2025 was recognized Ps.4,805, Ps.3,695 and Ps.5,540, respectively, due interest on the liability for lease in the consolidated statement of profit or loss and other comprehensive income.